Short-Term Borrowings And Long-Term Debt - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011 Year
Debt Instrument [Line Items]
Notes payable to banks	¥ 69,623,000,000	¥ 76,642,000,000
Commercial paper	6,000,000,000
Short-term borrowings, weighted average interest rates	0.99%	1.45%
Committed lines of credit	20,000,000,000	20,000,000,000
Terms of committed lines of credit, years	1	1
Weighted average interest rates on long-term loans	1.68%	1.82%
Minimum total equity to be maintained	477,000,000,000
Minimum total Kubota Corporation equity to be maintained	¥ 303,100,000,000
Minimum
Debt Instrument [Line Items]
Stated annual interest rates on short-term borrowings	0.10%	0.47%
Maximum
Debt Instrument [Line Items]
Stated annual interest rates on short-term borrowings	5.90%	6.10%